Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related-Party Transactions

(17) Related-Party Transactions

(a) Loans to Affiliates

The Company held related-party invested assets of $1,191,170 and $28,725 at December 31, 2013 and 2012, respectively, representing 1.58% and 0.04% of total invested assets for the respective years. The 2013 balance comprises the investment in the Cash Pool as discussed in note 6. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a S&P rating of AA.

In 2003, the Company entered into an agreement to lend Allianz SE $350,000. In 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. In 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $0 and $28,725 at December 31, 2013 and 2012, respectively. Repayment of this loan started in 2009 with year-to-date principal payments received through December 31, 2013 and 2012, in the amount of $28,725 and $27,293, respectively. The interest rate is 5.18%. Interest of $1,029, $2,466, and $2,040 was earned during 2013, 2012, and 2011, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

(b) Real Estate

The Company has real estate investment properties leased to affiliates. The Company reported $1,462, $1,045, and $1,113 in 2013, 2012, and 2011, respectively, for rental income, which is included in interest and similar income, net on the Consolidated Statements of Operations. This property was sold in 2013. The Company has agreements to sublease office space to related parties, wholly owned by the same parent company, AZOA. The Company received rental income of $1,502, $881, and $865 in 2013, 2012, and 2011, respectively, which is included in other revenue on the Consolidated Statements of Operations. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $29, $26, and $26 in 2013, 2012, and 2011, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

(c) Service Fees

The Company incurred fees for services provided by affiliated companies of $40,096, $35,713, and $35,755 in 2013, 2012, and 2011, respectively. The Company’s liability for these expenses was $7,054 and $10,758 at December 31, 2013 and 2012, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for various services provided to affiliated companies of $7,827, $5,666, and $6,410 in 2013, 2012, and 2011, respectively. The receivable (prepayment received) for these expenses was $(676) and $391 at December 31, 2013 and 2012, respectively, and is included in receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of variable products that offer investment options managed by PIMCO. The agreement with AGID was terminated effective December 31, 2010. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $16,516, $15,233, and $11,341 during 2013, 2012, and 2011, respectively, which is included in fee and commission revenue on the Consolidated Statements of Operations. At December 31, 2013 and 2012, $2,780 and $2,684, respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of subadvised investment options were $1,060, $1,513, and $1,713 during 2013, 2012, and 2011, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $69 and $131 at December 31, 2013 and 2012, respectively, which is included in other policyholder funds on the Consolidated Balance Sheets.

(d) Capital Contributions and Dividends

The Company paid cash dividends to AZOA of $650,000 and 150,000 in 2013 and 2012, respectively. The Company paid a dividend via forgiveness of debt to AZOA in 2011 of $50,000.

(e) Reinsurance

On October 1, 2010, the Company created a subsidiary named Allianz Annuity Company of Missouri (AAMO), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 22, 2010, an additional capital contribution was made for $288,234 to AAMO. On December 31, 2010, the Company ceded to AAMO, on a combined funds withheld coinsurance basis and modified coinsurance basis, a 20% quota share of the Company’s net liability of certain variable annuity policies written directly by the Company. The impact of this reinsurance agreement is eliminated through consolidation.

On September 29, 2009, the Company created a subsidiary named Allianz Life of Missouri, LLC (AZLMO), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 31, 2009, the Company ceded to AZLMO, on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and certain universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by AZLMO. On December 31, 2009, an additional capital contribution was made for $282,000 to AZLMO. The impact of this reinsurance agreement is eliminated through consolidation. During 2010, the Company created a subsidiary named Allianz Life Insurance Company of Missouri, which was merged with AZLMO. There was no financial impact to the Company’s consolidated financial statements as a result of the merger.

The Company has reinsurance recoverables and receivables due to reinsurance agreements with other affiliated entities. Total affiliated reinsurance recoverables and receivables were $233 and $311 as of December 31, 2013 and 2012, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

(f) Line of Credit Agreement

In 2013, the Company entered into a line-of-credit agreement with its subsidiary, Allianz Life Insurance Company of New York, to provide liquidity, as needed. The Company’s lending capacity under the agreement is limited to 5% of the General Account admitted assets of Allianz Life Insurance Company of New York as of the preceding year-end. As of December 31, 2013, there are no amounts outstanding under the line of credit agreement.